Summary Of Significant Accounting Policies (Advertising Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Advertising expense	$ 357.2	$ 340.2	$ 311.9